Other Income and Expenses (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Aug. 26, 2021	Dec. 31, 2021
Other Income and Expenses [Abstract]
Ajax shareholders		£ 288.4
Fair value		47.5
Expense recognized		240.8
Fair value warrants	£ 69.4	42.7
Change in fair value recognized		£ 26.7